STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) (USD $)	Total	Limited Partners [Member]	General Partner [Member]	Series Twenty [Member]	Series Twenty [Member] Limited Partners [Member]	Series Twenty [Member] General Partner [Member]	Series Twenty One [Member]	Series Twenty One [Member] Limited Partners [Member]	Series Twenty One [Member] General Partner [Member]	Series Twenty Two [Member]	Series Twenty Two [Member] Limited Partners [Member]	Series Twenty Two [Member] General Partner [Member]	Series Twenty Three [Member]	Series Twenty Three [Member] Limited Partners [Member]	Series Twenty Three [Member] General Partner [Member]	Series Twenty Four [Member]	Series Twenty Four [Member] Limited Partners [Member]	Series Twenty Four [Member] General Partner [Member]	Series Twenty Five [Member]	Series Twenty Five [Member] Limited Partners [Member]	Series Twenty Five [Member] General Partner [Member]	Series Twenty Six [Member]	Series Twenty Six [Member] Limited Partners [Member]	Series Twenty Six [Member] General Partner [Member]	Series Twenty Seven [Member]	Series Twenty Seven [Member] Limited Partners [Member]	Series Twenty Seven [Member] General Partner [Member]	Series Twenty Eight [Member]	Series Twenty Eight [Member] Limited Partners [Member]	Series Twenty Eight [Member] General Partner [Member]	Series Twenty Nine [Member]	Series Twenty Nine [Member] Limited Partners [Member]	Series Twenty Nine [Member] General Partner [Member]	Series Thirty [Member]	Series Thirty [Member] Limited Partners [Member]	Series Thirty [Member] General Partner [Member]	Series Thirty One [Member]	Series Thirty One [Member] Limited Partners [Member]	Series Thirty One [Member] General Partner [Member]	Series Thirty Two [Member]	Series Thirty Two [Member] Limited Partners [Member]	Series Thirty Two [Member] General Partner [Member]	Series Thirty Three [Member]	Series Thirty Three [Member] Limited Partners [Member]	Series Thirty Three [Member] General Partner [Member]	Series Thirty Four [Member]	Series Thirty Four [Member] Limited Partners [Member]	Series Thirty Four [Member] General Partner [Member]	Series Thirty Five [Member]	Series Thirty Five [Member] Limited Partners [Member]	Series Thirty Five [Member] General Partner [Member]	Series Thirty Six [Member]	Series Thirty Six [Member] Limited Partners [Member]	Series Thirty Six [Member] General Partner [Member]	Series Thirty Seven [Member]	Series Thirty Seven [Member] Limited Partners [Member]	Series Thirty Seven [Member] General Partner [Member]	Series Thirty Eight [Member]	Series Thirty Eight [Member] Limited Partners [Member]	Series Thirty Eight [Member] General Partner [Member]	Series Thirty Nine [Member]	Series Thirty Nine [Member] Limited Partners [Member]	Series Thirty Nine [Member] General Partner [Member]	Series Forty [Member]	Series Forty [Member] Limited Partners [Member]	Series Forty [Member] General Partner [Member]	Series Forty One [Member]	Series Forty One [Member] Limited Partners [Member]	Series Forty One [Member] General Partner [Member]	Series Forty Two [Member]	Series Forty Two [Member] Limited Partners [Member]	Series Forty Two [Member] General Partner [Member]	Series Forty Three [Member]	Series Forty Three [Member] Limited Partners [Member]	Series Forty Three [Member] General Partner [Member]	Series Forty Four [Member]	Series Forty Four [Member] Limited Partners [Member]	Series Forty Four [Member] General Partner [Member]	Series Forty Five [Member]	Series Forty Five [Member] Limited Partners [Member]	Series Forty Five [Member] General Partner [Member]	Series Forty Six [Member]	Series Forty Six [Member] Limited Partners [Member]	Series Forty Six [Member] General Partner [Member]
Partners' capital (deficit) at Mar. 31, 2012	$ (18,739,990)	$ (11,386,367)	$ (7,353,623)	$ (1,757,680)	$ (1,431,851)	$ (325,829)	$ (1,176,757)	$ (1,003,039)	$ (173,718)	$ (2,878,053)	$ (2,630,189)	$ (247,864)	$ (2,313,625)	$ (2,005,642)	$ (307,983)	$ (2,403,848)	$ (2,194,512)	$ (209,336)	$ (437,069)	$ (175,254)	$ (261,815)	$ (2,011,059)	$ (1,650,695)	$ (360,364)	$ (1,800,169)	$ (1,575,720)	$ (224,449)	$ (1,373,796)	$ (1,016,310)	$ (357,486)	$ (2,990,127)	$ (2,621,579)	$ (368,548)	$ (1,292,967)	$ (1,052,981)	$ (239,986)	$ (2,567,178)	$ (2,162,248)	$ (404,930)	$ (2,331,171)	$ (1,901,497)	$ (429,674)	$ (1,564,995)	$ (1,323,565)	$ (241,430)	$ (3,326,104)	$ (2,992,453)	$ (333,651)	$ (1,723,492)	$ (1,424,232)	$ (299,260)	$ (1,841,642)	$ (1,644,562)	$ (197,080)	$ (1,597,119)	$ (1,365,584)	$ (231,535)	$ (1,233,843)	$ (1,003,220)	$ (230,623)	$ (1,013,991)	$ (807,409)	$ (206,582)	$ (2,017,246)	$ (1,772,130)	$ (245,116)	$ (1,341,466)	$ (1,078,882)	$ (262,584)	$ 590,152	$ 825,189	$ (235,037)	$ 2,586,677	$ 2,882,332	$ (295,655)	$ 2,855,473	$ 3,064,367	$ (208,894)	$ 7,762,713	$ 8,038,748	$ (276,035)	$ 8,458,392	$ 8,636,551	$ (178,159)
Net income (loss)	(9,286,324)	(9,193,462)	(92,862)	(132,037)	(130,717)	(1,320)	(94,652)	(93,705)	(947)	173,710	171,973	1,737	7,680	7,603	77	1,665,868	1,649,209	16,659	3,048,059	3,017,578	30,481	1,778,373	1,760,589	17,784	416,424	412,260	4,164	145,521	144,066	1,455	(445,991)	(441,531)	(4,460)	(99,836)	(98,838)	(998)	(173,701)	(171,964)	(1,737)	(250,554)	(248,048)	(2,506)	(123,940)	(122,701)	(1,239)	(241,582)	(239,166)	(2,416)	(229,818)	(227,520)	(2,298)	1,171,987	1,160,267	11,720	(195,816)	(193,858)	(1,958)	(143,068)	(141,637)	(1,431)	(254,218)	(251,676)	(2,542)	(506,558)	(501,492)	(5,066)	(1,379,525)	(1,365,730)	(13,795)	(1,816,283)	(1,798,120)	(18,163)	(2,884,319)	(2,855,476)	(28,843)	(1,930,330)	(1,911,027)	(19,303)	(3,626,224)	(3,589,962)	(36,262)	(3,165,494)	(3,133,839)	(31,655)
Partners' capital (deficit) at Mar. 31, 2013	(28,026,314)	(20,579,829)	(7,446,485)	(1,889,717)	(1,562,568)	(327,149)	(1,271,409)	(1,096,744)	(174,665)	(2,704,343)	(2,458,216)	(246,127)	(2,305,945)	(1,998,039)	(307,906)	(737,980)	(545,303)	(192,677)	2,610,990	2,842,324	(231,334)	(232,686)	109,894	(342,580)	(1,383,745)	(1,163,460)	(220,285)	(1,228,275)	(872,244)	(356,031)	(3,436,118)	(3,063,110)	(373,008)	(1,392,803)	(1,151,819)	(240,984)	(2,740,879)	(2,334,212)	(406,667)	(2,581,725)	(2,149,545)	(432,180)	(1,688,935)	(1,446,266)	(242,669)	(3,567,686)	(3,231,619)	(336,067)	(1,953,310)	(1,651,752)	(301,558)	(669,655)	(484,295)	(185,360)	(1,792,935)	(1,559,442)	(233,493)	(1,376,911)	(1,144,857)	(232,054)	(1,268,209)	(1,059,085)	(209,124)	(2,523,804)	(2,273,622)	(250,182)	(2,720,991)	(2,444,612)	(276,379)	(1,226,131)	(972,931)	(253,200)	(297,642)	26,856	(324,498)	925,143	1,153,340	(228,197)	4,136,489	4,448,786	(312,297)	5,292,898	5,502,712	(209,814)
Net income (loss)	(4,310,963)	(4,267,854)	(43,109)	606,391	600,327	6,064	3,069	3,038	31	(98,478)	(97,493)	(985)	(125,463)	(124,208)	(1,255)	1,625,695	1,609,438	16,257	(59,679)	(59,082)	(597)	2,736,763	2,709,395	27,368	2,385,674	2,361,817	23,857	992,304	982,381	9,923	68,179	67,497	682	(170,958)	(169,248)	(1,710)	337,127	333,756	3,371	(196,777)	(194,809)	(1,968)	(130,088)	(128,787)	(1,301)	(37,107)	(36,736)	(371)	(25,674)	(25,417)	(257)	(121,517)	(120,302)	(1,215)	(187,483)	(185,608)	(1,875)	(103,034)	(102,004)	(1,030)	(135,596)	(134,240)	(1,356)	(207,935)	(205,856)	(2,079)	(165,403)	(163,749)	(1,654)	(578,220)	(572,438)	(5,782)	(1,582,420)	(1,566,596)	(15,824)	(2,529,532)	(2,504,237)	(25,295)	(3,485,593)	(3,450,737)	(34,856)	(3,125,208)	(3,093,956)	(31,252)
Partners' capital (deficit) at Mar. 31, 2014	$ (32,337,277)	$ (24,847,683)	$ (7,489,594)	$ (1,283,326)	$ (962,241)	$ (321,085)	$ (1,268,340)	$ (1,093,706)	$ (174,634)	$ (2,802,821)	$ (2,555,709)	$ (247,112)	$ (2,431,408)	$ (2,122,247)	$ (309,161)	$ 887,715	$ 1,064,135	$ (176,420)	$ 2,551,311	$ 2,783,242	$ (231,931)	$ 2,504,077	$ 2,819,289	$ (315,212)	$ 1,001,929	$ 1,198,357	$ (196,428)	$ (235,971)	$ 110,137	$ (346,108)	$ (3,367,939)	$ (2,995,613)	$ (372,326)	$ (1,563,761)	$ (1,321,067)	$ (242,694)	$ (2,403,752)	$ (2,000,456)	$ (403,296)	$ (2,778,502)	$ (2,344,354)	$ (434,148)	$ (1,819,023)	$ (1,575,053)	$ (243,970)	$ (3,604,793)	$ (3,268,355)	$ (336,438)	$ (1,978,984)	$ (1,677,169)	$ (301,815)	$ (791,172)	$ (604,597)	$ (186,575)	$ (1,980,418)	$ (1,745,050)	$ (235,368)	$ (1,479,945)	$ (1,246,861)	$ (233,084)	$ (1,403,805)	$ (1,193,325)	$ (210,480)	$ (2,731,739)	$ (2,479,478)	$ (252,261)	$ (2,886,394)	$ (2,608,361)	$ (278,033)	$ (1,804,351)	$ (1,545,369)	$ (258,982)	$ (1,880,062)	$ (1,539,740)	$ (340,322)	$ (1,604,389)	$ (1,350,897)	$ (253,492)	$ 650,896	$ 998,049	$ (347,153)	$ 2,167,690	$ 2,408,756	$ (241,066)